REVENUES (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue, Remaining Performance Obligation, Amount	$ 2,900	$ 3,644